Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Billions	Dec. 31, 2024	Dec. 31, 2023
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 3.8	£ 2.7